Income Tax (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for income tax from continuing operations
The provision for income tax from continuing operations was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Current:
Federal	$(56)	$85	$(29)
State and local	9	2	6
Foreign	779	422	846
Subtotal	732	509	823
Deferred:
Federal	1,597	(250)	(244)
State and local	(1)	(11)	(1)
Foreign	137	413	(450)
Subtotal	1,733	152	(695)
Provision for income tax expense (benefit)	$2,465	$661	$128

Income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations
The Company’s income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Income (loss) from continuing operations:
Domestic	$6,043	$1,186	$(1,496)
Foreign	2,761	2,866	2,938
Total	$8,804	$4,052	$1,442

Income tax for continuing operations effective rate reconciliation
The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Tax provision at U.S. statutory rate	$3,081	$1,418	$505
Tax effect of:
Dividend received deduction	(204)	(166)	(162)
Tax-exempt income	(92)	(96)	(94)
Prior year tax	21	75	23
Low income housing tax credits	(209)	(194)	(150)
Other tax credits	(77)	(54)	(28)
Foreign tax rate differential (1),(2)	(118)	(340)	(45)
Change in valuation allowance	(3)	30	15
Goodwill impairment	—	—	408
Deferred tax effects of branch conversions	—	4	(324)
Other, net	66	(16)	(20)
Provision for income tax expense (benefit)	$2,465	$661	$128
______________

(1)
For the year ended December 31, 2014, foreign tax rate differential includes a one-time tax charge of $54 million related to tax reform in Chile and $45 million related to the repatriation of earnings from Japan, partially offset by a one-time tax benefit of $13 million related to the change in repatriation assumption for foreign earnings of the United Arab Emirates (“UAE”).

(2)
For the year ended December 31, 2013, foreign tax rate differential includes one-time tax benefits of $119 million related to the receipt of a Japan tax refund, $69 million related to the estimated reversal of Japan temporary differences, and $65 million related to the change in repatriation assumptions for foreign earnings of certain European operations.

Components of deferred tax assets and liabilities
Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2014	2013
	(In millions)
Deferred income tax assets:
Policyholder liabilities and receivables	$3,022	$2,988
Net operating loss carryforwards	1,293	1,808
Employee benefits	1,068	737
Capital loss carryforwards	26	32
Tax credit carryforwards	1,733	1,653
Litigation-related and government mandated	315	232
Other	831	503
Total gross deferred income tax assets	8,288	7,953
Less: Valuation allowance	224	357
Total net deferred income tax assets	8,064	7,596
Deferred income tax liabilities:
Investments, including derivatives	4,554	2,476
Intangibles	1,877	1,997
Net unrealized investment gains	7,971	4,510
DAC	5,153	5,103
Other	330	153
Total deferred income tax liabilities	19,885	14,239
Net deferred income tax asset (liability)	$(11,821)	$(6,643)

Summary of net operating loss carryforwards for tax purposes
The following table sets forth the domestic, state, and foreign net operating loss carryforwards and the domestic capital loss carryforwards for tax purposes at December 31, 2014.

	Net Operating Loss Carryforwards			Capital Loss Carryforwards
	Domestic	State	Foreign	Domestic
	(In millions)
Expiration
2015-2019	—	32	202	42
2020-2024	1	46	10	—
2025-2029	488	54	19	—
2030-2034	2,777	7	—	—
Indefinite	—	—	799	—
	$3,266	$139	$1,030	$42

Summary of Tax Credit Carryforwards
The following table sets forth the general business credit, foreign tax credit, and other credit carryforwards for tax purposes at December 31, 2014.

	Tax Credit Carryforwards
	General Business Credits	Foreign Tax Credits	Other
	(In millions)
Expiration
2015-2019	—	—	—
2020-2024	—	923	—
2025-2029	4	—	—
2030-2034	863	—	—
Indefinite	—	—	176
	$867	$923	$176

Reconciliation of unrecognized tax benefits
Interest was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Interest recognized in the consolidated statements of operations	$26	$20	$2

		December 31,
		2014	2013
		(In millions)
Interest included in other liabilities in the consolidated balance sheets		$283	$257
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Balance at January 1,	$774	$708	$679
Additions for tax positions of prior years	74	117	105
Reductions for tax positions of prior years	(88)	(37)	(82)
Additions for tax positions of current year	23	39	32
Reductions for tax positions of current year	—	(1)	(9)
Settlements with tax authorities	(4)	(52)	(15)
Lapses of statutes of limitations	—	—	(2)
Balance at December 31,	$779	$774	$708
Unrecognized tax benefits that, if recognized would impact the effective rate	$690	$661	$566